Stock Option Plan and Board of Directors Activity	12 Months Ended
Dec. 31, 2011
Stock Option Plan and Board of Directors Activity
Stock Option Plan and Board of Directors Activity

(7)  Stock Option Plan and Board of Directors Activity

The Company’s Equity Compensation Plan (Equity Plan), subject to certain conditions, authorizes the issuance of stock options, restricted stock, stock appreciation rights and other similar awards to the Company’s employees in connection with compensation and incentive arrangements that may be established by the Company’s board of directors.  As of December 31, 2011, 14 shares of restricted stock under the Equity Plan had been granted.  On April 12, 2011, these 14 shares were granted, 7 of which will vest after three years and 7 of which will vest after five years.  The Company recorded compensation expense of $46 during the year ended December 31, 2011 related to these grants.

During 2011, the Compensation Committee approved an executive incentive compensation program pursuant to which the Company’s executives are eligible to receive shares of restricted common stock.  For each executive, a portion of his award, if any, will be based upon individual performance goals that have been determined previously by the Compensation Committee and a portion, if any, will be based on certain corporate performance measures.  The Company recorded compensation expense of $34 during 2011 related to this incentive compensation program.  As of February 22, 2012 (the date on which the Company filed its Annual Report on Form 10-K), the Compensation Committee had not yet met to grant the shares of restricted stocks related to the 2011 awards, if any.

A summary of the status of unvested restricted shares, all of which were granted on April 12, 2011 to the Company’s executives, for the year ended December 31, 2011 is as follows:

Weighted Average
	Unvested	Grant Date
	Restricted	Fair Value per
	Shares	Restricted Share

Balance at January 1, 2011	-	-
Shares granted	14	$17.13
Shares vested	-	-
Shares forfeited	-	-
Balance at December 31, 2011	14	$17.13

As of December 31, 2011, total unrecognized compensation expense related to unvested restricted shares was $179, which is expected to be amortized over a weighted average term of 3.2 years.

The Company’s Independent Director Stock Option Plan (Option Plan), as amended, provides, subject to certain conditions, for the grant to each independent director of options to acquire shares following their becoming a director and for the grant of additional options to acquire shares on the date of each annual shareholders’ meeting.  As of December 31, 2011 and 2010, options to purchase 70 and 56 shares of common stock, respectively, had been granted, of which options to purchase one share had been exercised and none had expired.

The Company calculates the per share weighted average fair value of options granted on the date of the grant using the Black-Scholes option pricing model utilizing certain assumptions regarding the expected dividend yield (3.56%), risk-free interest rate (1.14%), expected life (five years) and expected volatility rate (30%).  Compensation expense of $63, $48 and $24 related to these stock options was recorded during the years ended December 31, 2011, 2010 and 2009, respectively.

On March 8, 2011, the Company’s board of directors increased the number of directors comprising the board of directors from eight to nine and elected Steven P. Grimes to the board of directors effective immediately.  Mr. Grimes served as President, Chief Executive Officer, Chief Financial Officer and Treasurer of the Company through December 31, 2011 and will continue to serve as President and Chief Executive Officer of the Company in 2012.  On December 13, 2011, the board of directors appointed Angela M. Aman to serve as Executive Vice President, Chief Financial Officer and Treasurer of the Company effective January 1, 2012.

On June 14, 2011, the Company’s board of directors established an estimated per-share value of the Company’s common stock of $17.375 to assist broker dealers in connection with their obligations under applicable Financial Industry Regulatory Authority (FINRA) rules and to assist fiduciaries in discharging their obligations under Employee Retirement Income Security Act (ERISA) reporting requirements.  As a result, the Company amended the DRP, effective August 31, 2011, solely to modify the purchase price from $17.125 to $17.375.  Thus, since August 31, 2011, additional shares of common stock purchased under the DRP have been purchased at $17.375 per share.